Schedule of Derivative Warrant Liabilities (Details)	Jan. 17, 2025 shares	Dec. 31, 2024 shares	Dec. 06, 2024 shares
Measurement Input, Share Price [Member] | Series A Warrants [Member]
Warrants and rights outstanding, measurement Input	8.38	18.00
Measurement Input, Share Price [Member] | Series A Warrants [Member] | Previously Reported [Member]
Warrants and rights outstanding, measurement Input		18.00	18.00
Measurement Input, Share Price [Member] | Series B Warrants [Member] | Previously Reported [Member]
Warrants and rights outstanding, measurement Input		18.00	18.00
Measurement Input, Exercise Price [Member] | Series A Warrants [Member]
Warrants and rights outstanding, measurement Input	8.38	34.00
Measurement Input, Exercise Price [Member] | Series A Warrants [Member] | Previously Reported [Member]
Warrants and rights outstanding, measurement Input		34.00	34.00
Measurement Input, Exercise Price [Member] | Series B Warrants [Member] | Previously Reported [Member]
Warrants and rights outstanding, measurement Input		68.00	68.00
Measurement Input Number Of Warrants [Member] | Series A Warrants [Member]
Number of warrants	1,133,652	279,412
Measurement Input Number Of Warrants [Member] | Series A Warrants [Member] | Previously Reported [Member]
Number of warrants		279,412	279,412
Measurement Input Number Of Warrants [Member] | Series B Warrants [Member] | Previously Reported [Member]
Number of warrants		279,412	279,412
Measurement Input, Expected Term [Member] | Series A Warrants [Member]
Remaining term (years)	4 years 10 months 17 days	4 years 11 months 4 days
Measurement Input, Expected Term [Member] | Series A Warrants [Member] | Previously Reported [Member]
Remaining term (years)		4 years 11 months 4 days	5 years
Measurement Input, Expected Term [Member] | Series B Warrants [Member] | Previously Reported [Member]
Remaining term (years)		2 years 5 months 4 days	2 years 6 months
Measurement Input Price Annual Equity Volatility [Member] | Series A Warrants [Member]
Warrants and rights outstanding, measurement Input	126.0	113.0
Measurement Input Price Annual Equity Volatility [Member] | Series A Warrants [Member] | Previously Reported [Member]
Warrants and rights outstanding, measurement Input		114.0	113.0
Measurement Input Price Annual Equity Volatility [Member] | Series B Warrants [Member] | Previously Reported [Member]
Warrants and rights outstanding, measurement Input		120.0	126.0
Measurement Input Price Annual Volume Volatility [Member] | Series A Warrants [Member]
Warrants and rights outstanding, measurement Input	377.0	379.0
Measurement Input Price Annual Volume Volatility [Member] | Series A Warrants [Member] | Previously Reported [Member]
Warrants and rights outstanding, measurement Input		379.0	377.0
Measurement Input Price Annual Volume Volatility [Member] | Series B Warrants [Member] | Previously Reported [Member]
Warrants and rights outstanding, measurement Input		416.0	409.0
Measurement Input, Risk Free Interest Rate [Member] | Series A Warrants [Member]
Warrants and rights outstanding, measurement Input	4.32	4.29
Measurement Input, Risk Free Interest Rate [Member] | Series A Warrants [Member] | Previously Reported [Member]
Warrants and rights outstanding, measurement Input		4.29	3.95
Measurement Input, Risk Free Interest Rate [Member] | Series B Warrants [Member] | Previously Reported [Member]
Warrants and rights outstanding, measurement Input		4.17	4.00
Measurement Input, Maturity [Member] | Series A Warrants [Member]
Expected stockholder approval date	Jan. 13, 2025	Jan. 14, 2025
Measurement Input, Maturity [Member] | Series A Warrants [Member] | Previously Reported [Member]
Expected stockholder approval date		Jan. 14, 2025	Jan. 14, 2025
Measurement Input, Maturity [Member] | Series B Warrants [Member] | Previously Reported [Member]
Expected stockholder approval date		Jan. 14, 2025	Jan. 14, 2025
Measurement Input Approval Probability [Member] | Series A Warrants [Member]
Warrants and rights outstanding, measurement Input	100	50
Measurement Input Approval Probability [Member] | Series A Warrants [Member] | Previously Reported [Member]
Warrants and rights outstanding, measurement Input		50	50
Measurement Input Approval Probability [Member] | Series B Warrants [Member] | Previously Reported [Member]
Warrants and rights outstanding, measurement Input		0.50	50